Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Gross realized gains	¥ 750	¥ 329	¥ 2,540
Gross realized losses	1,032	31	31
Short-term investments	3,206	20,651
Aggregate cost of non-marketable equity securities accounted for under the cost method	7,800	2,570
Investments in affiliated companies accounted for by the equity method	21,514	20,415
Canon's share of net earnings in affiliated companies accounted for by the equity method, included in other income (deductions)	¥ 890	¥ 447	¥ 478